EQUITY-BASED COMPENSATION - Total Unrecognized Compensation Cost for Unvested Awards and the Related Remaining Weighted Average Period for Expensing (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Management Awards
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Unrecognized Compensation Costs	$ 19,839
Period Remaining (in years)	1 year 6 months
UFC Management Awards
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Unrecognized Compensation Costs	$ 38,391
Period Remaining (in years)	2 years 8 months 12 days
Other various subsidiaries awards
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Unrecognized Compensation Costs	$ 432
Period Remaining (in years)	1 year 10 months 24 days